Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of actuarial assumptions [line items]
Discount rate	6.11%	6.31%
Expected return on plan assets	6.11%	6.31%
Expected rate of salary increase	6.29%	6.30%
Duration of defined benefit obligations	7 years 5 months 1 day	7 years 6 months 10 days
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	7.20%	7.35%
Average remaining tenure of investment portfolio	6 years 7 months 9 days	6 years 5 months 4 days
Guaranteed rate of return	8.25%	8.15%